Shareholder’s Equity (Details) - Schedule of reconciliation of share capital and share premium	12 Months Ended
	Dec. 31, 2021 shares
Number of shares [Member]
Shareholder’s Equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring	2,001,071
Termination of put option agreements	903,075	[1]
Subtotal	2,904,146
Capital restructuring of Crynssen (1:33.4448 exchange ratio)	94,224,544	[2]
Subtotal - restructured	97,128,690
Acquisition of Union Acquisition Corp. II	20,195,494	[3]
Escrowed shares	(11,714,612)	[4]
Redemption of redeemable shares	(4,500,000)	[5]
Balance restructured	101,109,572
Share capital amount [Member]
Shareholder’s Equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring	2,001
Termination of put option agreements	903	[1]
Subtotal	2,904
Capital restructuring of Crynssen (1:33.4448 exchange ratio)	(1,933)	[2]
Subtotal - restructured	971
Acquisition of Union Acquisition Corp. II	202	[3]
Escrowed shares	(117)	[4]
Redemption of redeemable shares	(45)	[5]
Balance restructured	1,011
Share premium [Member]
Shareholder’s Equity (Details) - Schedule of reconciliation of share capital and share premium [Line Items]
Balance pre-restructuring	54,412
Termination of put option agreements	297,796	[1]
Subtotal	352,208
Capital restructuring of Crynssen (1:33.4448 exchange ratio)	1,933	[2]
Subtotal - restructured	354,141
Acquisition of Union Acquisition Corp. II	174,738	[3]
Escrowed shares	(106,247)	[4]
Redemption of redeemable shares	(44,955)	[5]
Balance restructured	377,677

[1]	On the effectiveness of the Transaction, September 29, 2021, the put option agreements were terminated in exchange for new equity instruments in Procaps Group SA.
[2]	On completion of the Transaction, each of the OpCo Shareholders, contributed its respective OpCo Ordinary Shares to Holdco in exchange for Holdco Ordinary Shares, and, in the case of IFC for Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares, subscribed for by each OpCo Shareholder. The OpCo Shareholders were issued 97,128,690 new shares in the Group (92,628,689 Holdco Ordinary Shares and 4,500,000 Holdco Redeemable B Shares) in exchange of the 2,904,146 outstanding OpCO ordinary Shares. The resultant share exchange ratio being 33.4448.
[3]	SPAC Ordinary Shares outstanding (including those held by the PIPE Investors and Union Group International Holdings Limited and Union Acquisition Associates II, LLC (the “SPAC Sponsors”) were exchanged with Holdco for Holdco Ordinary Shares pursuant to a share capital increase of HoldCo.
[4]	1,250,000 Holdco Ordinary Shares issued to the SPAC Sponsors and 10,464,612 Holdco Ordinary Shares issued to certain Opco Shareholders in connection with the Transaction are subject to an escrow arrangement that is applicable to both SPAC Sponsors and to such OpCo Shareholders. On September 29, 2021, considering that the condition to deliver a fixed number of shares for a consideration that is settled in One’s own equity instruments is not met for the 11,714,612 Holdco Ordinary Shares issued to the SPAC Sponsors and certain Opco Shareholders, the escrow shares were classified as a financial liability with changes in fair value through profit or loss for the amount of $106,364.
[5]	Immediately following the Exchange, the Group redeemed 4,500,000 Holdco Redeemable B from IFC for a total purchase price of $45,000 in accordance with that certain share redemption agreement entered into by and between the Group and IFC on March 31, 2021, and subsequently amended on September 29, 2021.